Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 6,612	$ 6,387
Less: accumulated depreciation and amortization	(2,623)	(2,265)
Premises and equipment, net	3,989	4,122
Depreciation and amortization expense	358	366
Future minimum rental payments under operating leases [Abstract]
2013	140
2014	140
2015	140
2016	107
2017	31
Total minimum lease payments	558
Rent expense	138	125
Northfield lease [Member]
Operating Leased Assets [Line Items]
Non cancelable operating lease agreements term	5 years
Number of 5-years renewal option	1
Philadelphia lease [Member]
Operating Leased Assets [Line Items]
Non cancelable operating lease agreements term	10 years
Number of 5-years renewal option	2
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	820	820
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years
Total premises and equipment	3,992	4,059
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	9 years 7 months 6 days
Total premises and equipment	$ 1,800	$ 1,508